Acquisitions	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Acquisitions
(6)	Acquisitions
Apparate USA LLC
On January 19, 2021, the Company acquired 100% of the voting interests of ATG, which was a company developing self-driving technology.
The acquisition date fair value of the consideration transferred for ATG was approximately $1,915,708 which consisted of stock consideration. The stock consideration transferred comprised 110,437,359 shares of the Company’s Series
U-1
preferred stock and 252,194,518 shares of the Company’s common stock. The preferred stock was valued referencing a subsequent purchase of the Company’s Series
U-2
redeemable convertible preferred stock. The common stock was valued based on the fair value as of January 19, 2021, as determined by a third-party valuation expert using an Option Pricing Method model.
The transaction costs associated with the acquisition were approximately $15,113 and were recorded in general and administrative expense in the year ended December 31, 2021.
The Company has accounted for the ATG acquisition as a business combination, and therefore the assets acquired and liabilities assumed were recognized at their fair values on the date of the ATG acquisition.
We recorded a measurement period adjustment to the preliminary purchase price allocation which included an $21,652 decrease in property and equipment, an $3,342 increase in deferred tax liability and an $24,994 increase in goodwill. This measurement period adjustment was made to reflect facts and circumstances that existed as of the acquisition date.
The following table summarizes the fair values of assets acquired and liabilities assumed as of the date of the ATG acquisition:

Fair Value
Cash and cash equivalents	$310,540
Prepaid expenses and other current assets	6,229
Property and equipment	63,395
Operating lease right-of-use assets	41,915
Other assets	18,351
Acquisition related intangible assets	545,500
Goodwill	1,060,159
Accounts payable	(1,860)
Related party payable	(46,970)
Accrued expenses and other current liabilities	(37,796)
Operating lease liabilities	(40,413)
Deferred tax liability	(3,342)

Total	$1,915,708

The sole identifiable intangible asset acquired in the ATG acquisition was in-process
research and development (IPR&D) and has an indefinite useful life as of the date of the acquisition. The fair value of the IPR&D intangible asset was determined through a replacement cost approach, which identifies the costs that would be necessary to recreate the asset if the Company were to internally develop the acquired technology. Significant unobservable inputs include overhead costs, profit margin, opportunity cost, and obsolescence.
The asset has not been placed into service and there have been no impairment charges related to the intangible asset as of December 31, 2021.
The excess of purchase consideration over the fair value of net tangible and identifiable intangible assets acquired was recorded as goodwill, which is primarily attributed to the assembled workforce, and is not deductible for tax purposes.
Separately, the Company recognized $7,873 in
non-cash
compensation expense for severance payments by the former parent of ATG. This amount was allocated from total equity consideration transferred.
The following supplemental pro forma information combines the historical results of Aurora and ATG as if the ATG acquisition had occurred on January 1, 2020, the beginning of the earliest period presented and includes pro forma adjustments related to depreciation and amortization of acquired property, plant and equipment, share-based compensation expense, and severance expense.

	Twelve months ended December 31,
	2021	2020
Revenue	$82,538	$—
Net loss	(626,964)	(1,033,727)
OURS Technology, Inc.
On March 5, 2021, the Company acquired 100% of the voting interests in OURS, a silicon photonics company. The Company has included the financial results of OURS in the condensed consolidated financial statements prospectively from the date of acquisition. The OURS acquisition date fair value of the consideration transferred for OURS was approximately $40,821, which consisted of the following

Fair Value
Cash	$16,107
Stock Consideration	24,105
Assumed liabilities related to third-party expenses	609

Total	$40,821

As part of the OURS acquisition, the Company assumed certain OURS compensation agreements, including the conversion of certain shares of OURS restricted stock into rights to receive the Company’s restricted stock, and assuming certain stock options with an estimated fair value of $3,789. For the stock options assumed, based on the service period related to the period prior to the OURS acquisition date, $2,145 was allocated to the purchase price, and $1,644 relating to post-acquisition services which will be recorded as operating expenses over the remaining requisite service periods.
The stock consideration transferred comprised 6,064,675 shares of the Company’s common stock including 396,067 shares of restricted stock granted. The restricted stock awards (RSAs) were valued based on the March 5, 2021 fair value, as determined by a third party valuation expert using an Option Pricing Method model, and the estimated fair value of the stock options assumed by the Company was determined using the Black-Scholes option pricing model. The RSAs vest monthly over a
2-year
period starting on the vesting commencement date and expire once the holder ceases to be a service provider of the Company.
The transaction costs associated with the OURS acquisition were approximately $262 and were recorded in general and administrative expense in the twelve months ended December 31, 2021.
The Company has accounted for the OURS acquisition as a business combination, and therefore the assets acquired and liabilities assumed were recognized at their fair values on the date of the OURS acquisition.
We recorded a measurement period adjustment to the preliminary purchase price allocation which included an $774 decrease in deferred tax liability and an $774 decrease in goodwill. This measurement period adjustment was made to reflect facts and circumstances that existed as of the acquisition date.
The following table summarizes the fair values of assets acquired and liabilities assumed as of the date of the OURS acquisition:

Fair Value
Cash and cash equivalents	$153
Prepaid expenses and other current assets	23
Property and equipment	218
Other assets	9
Acquisition related intangible assets	19,000
Goodwill	23,477
Accounts payable	(46)
Deferred tax liability	(2,013)

Total	$40,821

The sole identifiable intangible asset acquired in the OURS acquisition was in-process
research and development (IPR&D) and has an indefinite useful life as of the date of the acquisition. The fair value of the IPR&D intangible asset was determined through a replacement cost approach, which identifies the costs that would be necessary to recreate the asset if the Company were to internally develop the acquired technology. Significant unobservable inputs include profit margin and opportunity cost.
The asset has not been placed into service and there have been no impairment charges related to the intangible asset as of December 31, 2021.
The excess of purchase consideration over the fair value of net tangible and identifiable intangible assets acquired was recorded as goodwill, which is primarily attributed to the assembled workforce, and is not deductible for tax purposes.
Pro forma results for the OURS acquisition are not presented as the financial impact is immaterial.